Convertible Senior Secured Debentures	6 Months Ended
Jun. 30, 2014
Disclosure Text Block [Abstract]
Long-term Debt [Text Block]
Note 8 – Convertible Senior Secured Debentures

The Company issued the following convertible Senior Secured Debentures:

	1st Closing				2nd Closing

1. Date of issuance	May 27, 2014				June 2, 2014

2. Gross amount of debentures		$5,250,000				$1,750,000

3. Term		18 Months				18 Months
	Due	November 30, 2015			Due	November 30, 2015

4. Interest rate		8%	from	May 27, 2014		8%	from	June 2, 2014

5. Class C warrants to debenture holders:
Number issued		5,250,000				1,750,000
Price per share		$0.60				$0.60
Term		5 years				5 years
See condition number 2

6.  Conversion Rights

The debentures may be converted by each buyer commencing on the 91st day following closing and through maturity, either in whole or in part, up to the full principal amount and accrued interest thereunder into shares of common stock at $0.50 per share.

The Company may force conversion of the debentures into shares of common stock at $0.50 per share, either in whole or in part, if the closing sale price of shares of common stock during any ten consecutive trading days has been at or above $1.00 per share.

In the event the average closing price of the common stock for the ten trading days immediately preceding, but not including, the maturity date of the debentures is equal to or greater than $0.80, then on the maturity date, the buyers must convert all remaining principal due under the debentures.

Upon conversion of the debentures, an additional Class C Warrant will be issued under the same terms and same amount as the warrants issued in the debenture sale.

7.  Security of Debentures. The debentures are guaranteed, pursuant to “Secured Guaranty” and “Pledge and Security Agreement by Guardian 8 Corporation and secured interest in all of the assets of the company and Guardian 8 Corporation.

8.  Registration Rights. The Company has agreed to file a “resale” registration statement with the Securities and Exchange Commission covering all shares of common stock underlying the debentures and Class C warrants within 90 days of the final closing, on or before August 31, 2014, and to maintain the effectiveness of the registration statement for five years, or until all securities have been sold or are otherwise able to be sold pursuant to Rule 144.  The Registrant has agreed to use its reasonable best efforts to have the registration statement declared effective within 120 days of the filing date. The Company is obligated to pay to investors liquidated damages equal to 1.0% per month in cash for every thirty day period up to a maximum of six percent, (i) that the registration statement has not been filed after the filing date, (ii) following the effectiveness date that the registration statement has not been declared effective; and (iii) as otherwise set forth in the financing agreements.

9.  Valuation of Warrants

The warrants issued with the debentures were valued using the Black-Scholes option pricing model and bifurcated out of the note proceeds and recorded as additional paid in capital in the amounts of $1,274,074 for the first closing and $424,692 for the second closing. The assumptions used in the pricing model were:  term 5 years, risk free interest rate 1.56%-1.60%, and volatility 99%.  A $1,698,766 discount on the debenture was recorded and is being amortized into interest expense over the eighteen month life of the debenture using the interest method.

As of June 30, 2014, $94,376 was amortized into interest expense and the remaining discounts were $1,604,390.

$295,000 of the debentures were to related parties.